Pension Liabilities - Net obligation per country (Details) kr in Thousands	Dec. 31, 2020 SEK (kr)
Disclosure of defined benefit plans [line items]
Net obligation	kr 8,296
Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net obligation	8,296
Switzerland | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net obligation	8,124
France | Defined-Benefit Pension Plan
Disclosure of defined benefit plans [line items]
Net obligation	kr 172